Carnival Corporation & Plc Consolidated Statements of Shareholders' Equity (USD $) In Millions	Total	Common Stock	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balance at Nov. 30, 2009	$ 22,039	$ 6	$ 354	$ 7,920	$ 15,561	$ 462	$ (2,264)
Net income	1,978				1,978
Other comprehensive income (loss)	(716)					(716)
Cash dividends declared	(315)				(315)
Purchases and sales under the Stock Swap program and other	45		1	174			(130)
Ending Balance at Nov. 30, 2010	23,031	6	355	8,094	17,224	(254)	(2,394)
Net income	1,912				1,912
Other comprehensive income (loss)	45					45
Cash dividends declared	(787)				(787)
Purchases of treasury stock under the Repurchase Program and other	(369)		2	86			(457)
Ending Balance at Nov. 30, 2011	23,832	6	357	8,180	18,349	(209)	(2,851)
Net income	1,298				1,298
Other comprehensive income (loss)	2					2
Cash dividends declared	(1,168)				(1,168)
Purchases of treasury stock under the Repurchase Program and other	(35)			72			(107)
Ending Balance at Nov. 30, 2012	$ 23,929	$ 6	$ 357	$ 8,252	$ 18,479	$ (207)	$ (2,958)